UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23806

Pender Real Estate Credit Fund

____________________________________________

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

____________________________________________

(Address of Principal Executive Offices)

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212

____________________________________________

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
215-988-2700

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Pender Real Estate Credit Fund

Semi-Annual Report June 30, 2023 (Unaudited)

i

Pender Real Estate Credit Fund Consolidated Schedule of Investments June 30, 2023 (Unaudited)
	Spread	Coupon Rate (%)	Maturity Date	Original Acquisition Date	Cost	Fair Value
Private Debt(1),(2) — 150.9%
Directly Originated Loans — 0.1%
Retail — 0.1%
David Streeter	N/A	6.00	8/23/2024	5/21/2021	66,133	66,303
Total Directly Originated Loans					66,133	66,303

Senior Mortgage Loans — 150.8%
Hospitality — 4.5%
2422 Ridgeway ABL I Holdings, LLC(3)	TBILL1M+ 4.00%	9.45	5/1/2024	5/1/2022	3,488,402	3,480,680
Doswell VA, LLC(4),(5)	N/A	6.00	6/1/2023	5/17/2021	5,000,000	5,000,000
Wattsburg Hospitality, LLC(3)	TBILL1M+ 4.20%	9.00	4/1/2025	3/29/2023	1,950,000	1,954,875
					10,438,402	10,435,555
Industrial — 5.4%
100 Queensway St, LLC	N/A	9.00	1/1/2024	12/22/2022	12,663,000	12,631,500
Mixed Use — 13.6%
1810 Chestnut Street Development, LLC(3)	TBILL1M+ 8.17%	13.62	8/1/2023	8/2/2022	11,264,875	11,378,375
2601 Tandy ABL I Holdings, LLC(3)	SOFR1M+ 3.13%	9.00	4/1/2024	4/1/2023	11,700,000	11,700,000
MBRV, LLC	N/A	6.00	7/1/2024	9/30/2019	4,950,000	4,987,125
Theos Fedro Holdings, LLC(4),(5)	N/A	8.99	11/4/2022	12/18/2017	3,600,000	3,600,000
					31,514,875	31,665,500
Mobile Home Park — 1.2%
WF Houston, LLC	N/A	7.00	5/1/2024	4/27/2021	2,573,500	2,687,100
Multifamily — 115.5%
2000 Alabama St, LLC(3)	TBILL1M+ 2.00%	7.00	1/1/2024	12/28/2022	1,608,000	1,604,000
2233 Woburn St, LLC(3)	TBILL1M+ 3.50%	7.00	10/26/2024	10/26/2022	3,400,313	3,383,438
3390 Fairburn, LLC(3)	TBILL1M+ 6.35%	11.80	1/1/2024	12/20/2021	33,082,500	33,049,500
Brazos Thread Owner 1, LLC	N/A	8.00	7/1/2024	6/14/2023	11,075,000	11,075,000
Brazos Thread Owner 2, LLC	N/A	8.00	7/1/2024	6/14/2023	10,250,000	10,250,000
Brazos Thread Owner 3, LLC	N/A	8.00	7/1/2024	6/14/2023	20,200,000	20,200,000
C &S Storage LLC(3)	SOFR1M+ 2.38%	7.75	4/1/2024	3/31/2023	25,000,000	25,062,500
DCM DL Clayton Lane, LLC(3)	TBILL1M+ 7.85%	13.30	3/1/2024	2/11/2022	4,656,600	4,668,300
DCM DL Mueller, LLC(3)	TBILL1M+ 7.85%	13.30	3/1/2024	2/11/2022	4,698,200	4,710,500
DCM DL Santa Fe, LLC(3)	TBILL1M+ 7.85%	13.30	3/1/2024	2/11/2022	4,537,200	4,548,600
Grandview Apartments 1002, LLC(3)	TBILL1M+ 3.50%	8.50	3/1/2024	2/27/2023	3,000,000	3,007,500
KSA GP LLC(3)	TBILL1M+ 4.00%	6.00	5/1/2024	5/4/2022	2,910,000	2,992,500
Lakeview 28, LLC(3)	TBILL1M+ 2.50%	7.00	10/4/2023	10/4/2022	2,115,750	2,115,750
Countryside Manor, LLC(3)	SOFR1M+ 2.38%	7.25	4/1/2024	3/31/2023	4,708,816	4,720,588
MF Opp Fund I, LLC	N/A	10.00	7/1/2024	6/14/2023	34,000,000	34,000,000
OKC1 Huntington Holdings, LLC(3)	TBILL1M+ 6.35%	11.80	11/1/2023	10/29/2021	14,160,313	14,160,313

Pender Real Estate Credit Fund Consolidated Schedule of Investments — (Continued) June 30, 2023 (Unaudited)
	Spread	Coupon Rate (%)	Maturity Date	Original Acquisition Date	Cost	Fair Value
Quinton Cove, LLC(3)	TBILL1M+ 6.40%	11.85	1/1/2024	6/25/2021	4,020,000	4,010,000
Sage Richmond, LLC(3)	TBILL1M+ 7.00%	12.45	7/1/2024	6/28/2022	6,544,800	6,528,600
Selena Lorenzo Apartments, LLC[3]	TBILL1M+ 5.84%	11.29	1/1/2024	12/8/2021	8,060,000	8,052,000
Somerset Apartments, LLC(3)	TBILL1M+ 2.00%	7.00	1/1/2025	12/8/2022	7,556,250	7,518,750
TMF Normandy Holdings, LLC(3)	TBILL1M+ 6.40%	11.85	12/1/2023	11/16/2021	3,488,700	3,488,700
Village Del Mar Apartments, LLC(3)	TBILL1M+ 6.79%	12.24	4/1/2024	4/1/2022	14,355,000	14,391,250
Warrior Fund I, LLC(3)	TBILL1M+ 3.50%	7.00	11/1/2023	11/3/2022	32,869,688	32,869,688
Wesley GP, LLC(3)	TBILL1M+ 4.00%	6.00	7/1/2024	5/31/2022	8,162,125	8,362,525
Yakima 28, LLC(3)	TBILL1M+ 3.50%	7.00	12/1/2024	11/29/2022	4,090,450	4,070,150
					268,549,703	268,840,150
Office — 4.0%
5751 Kroger ABL I Holidings, LLC(3)	SOFR1M+ 3.13%	8.00	4/1/2024	4/1/2023	9,400,000	9,323,875
Retail — 5.2%
710 Route 38 ABL I Holdings, LLC(3)	TBILL1M+ 5.35%	9.00	8/23/2024	12/27/2022	12,230,500	12,218,300
RV Park — 1.4%
Razors Edge Investments, LLC(3)	TBILL1M+ 8.75%	14.20	12/1/2023	12/3/2021	3,360,000	3,365,040
Total Senior Mortgage Loans					350,729,980	351,167,020
Total Private Debt					350,796,113	351,233,323
Total Investments (Cost $338,565,613) — 150.9%						$351,233,323
Liabilities in excess of other assets — (50.9%)						(118,434,609)
Net Assets — 100%						$232,798,714

____________

LLC — Limited Liability Company

TBILL1M — One month term U.S. Treasury Bill

SOFR1M — One month term Secured Overnighte Financing Rate

(1)      All Private Debt investments are restricted securities. The total value of these securities is $351,233,323, which represents 150.9% of total net assets of the Fund

(2)      All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.

(3)      Floating rate security.

(4)      In default.

(5)      Non-income producing.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Summary of Investments June 30, 2023 (Unaudited)
Security Type	Percent of Total Net Assets
Private Debt
Directly Originated Loans	0.1%
Senior Mortgage Loans	150.8%
Total Private Debt	150.9%
Total Investments	150.9%
Liabilities in excess of other assets	(50.9)%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Private Debt
Hospitality	4.5%
Industrial	5.4%
Mixed Use	13.6%
Mobile Home Park	1.2%
Multifamily	115.5%
Office	4.0%
Retail	5.3%
RV Park	1.4%
Total Private Debt	150.9%
Total Investments	150.9%
Liabilities in excess of other assets	(50.9)%
Net Assets	100.0%

See accompanying notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Assets and Liabilities June 30, 2023 (Unaudited)
Assets:
Investments, at fair value (cost $350,796,113)	$351,233,323
Cash & cash equivalents	9,052,293
Interest receivable	2,252,299
Loan exit fees receivable	298,512
Due from borrowers	5,276,025
Fund shares sold receivable	58,000
Deferred offering costs (Note 2)	276,105
Prepaid expenses	307,876
Prepaid trustee fees	7,294
Total Assets	368,761,727

Liabilities:
Lines of credit, net of origination fees	91,915,511
Interest payable on lines of credit	475,910
Origination fees	2,963,469
Loan servicing fees payable	9,496
Incentive fee payable, net of waiver	112,752
Distribution and servicing fee payable – I1 Class	59,919
Loan holdbacks	21,168,793
Deferred interest	12,514,702
Investment management fee payable, net of expense waiver and reimbursement	572,659
Due to other accounts	5,984,698
Other accrued liabilities	185,104
Total Liabilities	135,963,013
Net Assets	$232,798,714
Composition of Net Assets:
Paid-in capital	$232,139,935
Total distributable earnings	658,779
Net Assets	$232,798,714
Net Assets Attributable to:
Class I1 Shares	$132,103,544
Class I2 Shares	100,695,170
$232,798,714
Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized):
Class I1 Shares	13,165,053
Class I2 Shares	10,035,909
23,200,962
Net Asset Value per Share:
Class I1 Shares	$10.03
Class I2 Shares	10.03

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Operations For the Period Ended June 30, 2023 (Unaudited)(1)
Investment Income:
Interest income	$5,102,724
Other income	857,873
Total Investment Income	5,960,597
Expenses:
Interest expense on lines of credit	909,590
Investment management fee (Note 4)	623,140
Incentive fee (Note 4)	383,989
Organizational expenses (Note 2)	203,808
Other fees	102,464
Origination fees on lines of credit	94,501
Offering costs (Note 2)	63,147
Distribution and servicing fees – I1 Class (Note 5)	62,069
Audit and tax fees	57,875
Fund Acct. & Admin Payable	46,219
Legal fees	36,239
Insurance fees	22,360
Loan servicing fees	21,635
Research fees	18,431
Transfer agency fees	14,345
Trustee fees	9,206
Custody fees	6,137
Chief compliance officer fees	3,972
Total Expenses	2,679,127
Less: Net contractual waiver of fees and reimbursement of expenses (Note 4)	(156,413)
Less: Voluntary waiver of fees (Note 4)	(112,752)
Net Expenses	2,409,962
Net Investment Income	3,550,635

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	55,725
Total net realized gain	55,725
Net change in unrealized appreciation (depreciation) on:
Investments	437,210
Total net change in unrealized appreciation	437,210
Net Realized and Unrealized Gain	492,935
Net Increase in Net Assets from Operations	$4,043,570

____________

(1)      Reflects operations for the period from April 24, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Changes in Net Assets (Unaudited)
For the Period Ended June 30, 2023 (Unaudited)(1)
Net Increase in Net Assets from:
Operations:
Net investment income	$3,550,635
Net realized gain	55,725
Net change in unrealized appreciation	437,210
Net Increase in Net Assets Resulting from Operations	4,043,570

Distributions to Shareholders:
Distributions:
I1 Class	(1,906,311)
I2 Class	(1,478,480)
Net Decrease in Net Assets from Distributions to Shareholders	(3,384,791)

Capital Transactions:
Proceeds from shares sold:
I1 Class	131,514,750
I2 Class	100,443,968
Reinvestment of distributions:
I1 Class	72,569
I2 Class	8,648
Net Increase in Net Assets from Capital Transactions	232,039,935

Total Net Increase in Net Assets	232,698,714

Net Assets
Beginning of period	100,000 (3)
End of period	$232,798,714

Capital Share Transactions:
Shares sold:
I1 Class	13,147,823
I2 Class	10,035,047
Shares issued in reinvestment of distributions:
I1 Class	7,230
I2 Class	862
Net Increase in Capital Shares Outstanding	23,190,962

____________

(1)      Reflects operations for the period from April 24, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Includes $208,688,447 of paid-in-capital received from an in-kind subscription effective as of the close of business on April 21, 2023. The total value received of $208,688,447 from this non-taxable event represented $284,791,888 in securities cost, $0 in net unrealized appreciation, $10,743,748 in cash and $(86,847,189) in other net liabilities in exchange for 12,544,961 shares of I1 Class and 8,323,884 shares of I2 Class.

(3)      On December 19, 2022 the Investment Manager made an initial Class I1 Shares purchase of 10,000 shares for $100,000 at a net asset value of $10.00 per share.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Cash Flows For the Period Ended June 30, 2023 (Unaudited)(1)
Cash Flows from Operating Activities
Net increase in net assets from operations	$4,043,570
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(55,725)
Net change in unrealized appreciation from investments	(437,210)
Purchases of investments	(81,581,275)
Sales of investments	15,632,775
(Increase)/Decrease in Assets:
Interest receivable	(2,252,299)
Loan exit fees receivable	(298,512)
Due from borrowers	(5,276,025)
Fund shares sold receivable	(58,000)
Deferred offering costs	(276,105)
Prepaid expenses	(307,876)
Prepaid trustee fees	(7,294)
Increase/(Decrease) in Liabilities:
Interest payable on lines of credit	475,910
Loan servicing fees payable	9,496
Incentive fee payable, net of voluntary waiver	112,752
Distribution and servicing fee payable – I1 Class	59,919
Origination fees	2,963,469
Loan holdbacks	21,168,793
Deferred interest	12,514,702
Investment management fee payable, net of expense waiver and reimbursement	572,659
Due to other accounts	5,984,698
Other accrued liabilities	185,104
Net Cash Used in Operating Activities	(26,826,474)

Cash Flows from Financing Activities
Proceeds from lines of credit	91,915,511
Proceeds from shares sold	(52,833,170	)(2)
Distributions paid to shareholders, net of reinvestments	(3,303,574)
Net Cash Provided by Financing Activities	35,778,767

Net increase in cash	8,952,293
Cash at beginning of period	100,000
Total cash at end of period	$9,052,293
Supplemental disclosure of cash activity
Interest paid on lines of credit	$671,621
Supplemental disclosure of non-cash activity
Reinvestment of distributions	$81,217
Investment security value of in-kind subscription	$284,791,888

____________

(1)      Reflects operations for the period from April 24, 2023 (commencement of operations) to June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Excludes non-cash portion of the in-kind subscription that occurred after close of business on April 21, 2023.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Financial Highlights I1 Class Shares

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period Ended June 30, 2023 (Unaudited)(1)
Net Asset Value, beginning of period	$10.00
Income from Investment Operations:
Net investment income(2)	0.16
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.18

Distributions to Investors:
From net investment income	(0.15)
Total distributions to investors	(0.15)
Net Asset Value, end of period	$10.03
Total Return(3),(4)	1.77%

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$132,104
Net investment income to average net assets(5),(6),(7)	9.22%
Gross expenses to average net assets(5)	5.33%
Net expenses to average net assets(5),(6),(7)	4.91%
Portfolio turnover rate(3),(8)	5%
Credit Facility
Senior securities, end of period (000’s)	$91,916
Asset coverage, per $1,000 of senior security principal amount	3,533
Asset coverage ratio of senior securities	353%

____________

(1)      Reflects operations for the period April 24, 2023 (commencement of operations) through June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Per share data is computed using the average shares method.

(3)      Not annualized for periods less than one year.

(4)      Total return based on the net asset value per share is the combination of changes in net asset value per share and reinvested distributions at net asset value per share, if any.

(5)      Annualized, with the exception of incentive fees and organizational costs.

(6)      Incentive fees, loan servicing fees, and fees and expenses associated with lines of credit are exclusive of the 2.75% expense cap.

(7)      Includes an annualized contractual expense waiver of 0.37% and a non-annualized 0.05% voluntary waiver of incentive fees. The dollar amount of each is listed in the Statement of Operations.

(8)      Calculated at Fund level.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Financial Highlights I2 Class Shares

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period Ended June 30, 2023 (Unaudited)(1)
Net Asset Value, beginning of period	$10.00
Income from Investment Operations:
Net investment income(2)	0.16
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.18

Distributions to Investors:
From net investment income	(0.15)
Total distributions to investors	(0.15)
Net Asset Value, end of period	$10.03
Total Return(3),(4)	1.82%

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$100,695
Net investment income to average net assets(5),(6),(7)	9.48%
Gross expenses to average net assets(5)	5.08%
Net expenses to average net assets(5),(6),(7)	4.66%
Portfolio turnover rate(3),(8)	5%
Credit Facility
Senior securities, end of period (000’s)	$91,916
Asset coverage, per $1,000 of senior security principal amount	3,533
Asset coverage ratio of senior securities	353%

____________

(1)      Reflects operations for the period April 24, 2023 (commencement of operations) through June 30, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Per share data is computed using the average shares method.

(3)      Not annualized for periods less than one year.

(4)      Total return based on the net asset value per share is the combination of changes in net asset value per share and reinvested distributions at net asset value per share, if any.

(5)      Annualized, with the exception of incentive fees and organizational costs.

(6)      Incentive fees, loan servicing fees, and fees and expenses associated with lines of credit are exclusive of the 2.50% expense cap.

(7)      Includes an annualized contractual expense waiver of 0.37% and a non-annualized 0.05% voluntary waiver of incentive fees. The dollar amount of each is listed in the Statement of Operations.

(8)      Calculated at Fund level.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

1. Organization

Pender Real Estate Credit Fund (the “Fund”) was organized as a Delaware statutory trust on May 4, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act. Pender Capital Management, LLC, an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser (the “Investment Manager”). The Fund commenced operations on April 24, 2023.

Simultaneous with the commencement of the Fund’s operations, a private fund managed by the Investment Manager, Pender Capital Asset Based Lending I, LP (the “Predecessor Fund”), reorganized and transferred all of its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective and pursued investment strategies that were substantially similar to those of the Fund. The Fund and the Predecessor Fund share the same Investment Manager and portfolio managers.

The Fund currently offers two classes of shares: I1 Class Shares and I2 Class Shares. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. As a result of the reorganization, $208,688,447 of net assets from the Predecessor Fund were transferred into the Fund in exchange for 12,544,961 I1 Class Shares and 8,323,884 I2 Class Shares.

The Fund’s investment objective is to generate risk-adjusted current income, while seeking to prioritize capital preservation through real estate-related investments that are predominantly credit investments secured by real estate located in the United States. The Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 95% of its net assets, including the amount of any borrowings for investment purposes, in a portfolio of real estate credit related-investments. These investments may include, without limitation: (i) private real estate investments primarily in the form of debt (“Private Debt”), and (ii) publicly traded real estate debt securities (“Public Securities”).

The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

Basis for Consolidation

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Statement of Cash Flows include two active wholly owned subsidiaries as of June 30th, 2023: Pender Credit Holdings I, LLC and Pender ABL I OW, LLC, both formed under the laws of Delaware as a limited liability company. All inter-company accounts and transactions have been eliminated in consolidation for the Fund.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 4).

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)
2. Significant Accounting Policies (cont.)

Upfront investment income or other payments are sometimes charged to borrowers at the closing of a loan investment transaction. This income is received at the time of closing and then deferred to be recognized as investment income over the term of the loan. For the period ended June 30, 2023, the Fund accrued income of $408,267 for these transactions.

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for financial reporting.

Organizational and Offering Costs Policy

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information (“SAI”)), the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

Organizational costs incurred by the Fund may be reimbursed by the Investment Manager, some of which may be subject to recoupment by the Investment Manager in accordance with the Fund’s expense limitation agreement discussed in Note 4. Organizational costs are expensed as incurred. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are accounted for as a deferred charge and amortized to expense over the first twelve months of the Fund’s operations on a straight-line basis. For the period ended June 30, 2023, the Fund has incurred $203,808 of organizational expenses. As of June 30, 2023, the Fund expensed $63,147 of offering costs and $276,105 remains an unamortized deferred asset.

Federal Income Taxes

The Fund intends to qualify to be treated as a REIT for U.S. federal income tax purposes. The Fund expects to operate, in such a manner to qualify for taxation as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various REIT qualification tests imposed under the Code. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of shares, and the percentage of the taxable income that the Fund distributes.

Distribution to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2023 fiscal year.

Investment Valuation

Fund’s net asset value (“NAV”) is calculated as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments at fair value.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

2. Significant Accounting Policies (cont.)

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities, other than private debt investments, for which market quotations are not readily available or are believed by the Investment Manager not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Private Debt Investments.    Loans held by the Fund are valued on an individual loan level and fair valuation of such loans are performed using inputs that incorporate borrower level data and a comparison of the stated interest rate on the loan as compared to prevailing market interest rates. The Fund expects that any loans held by the Fund will be secured by real property, and that the Fund will value such loans based on the ability of a borrower to repay a loan secured by the real estate property. The Fund expects to value such loans based on property level reporting by the

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

2. Significant Accounting Policies (cont.)

borrower with respect to the following factors: net operating income, occupancy rates, rent rolls, property expenses, balance sheets and bank statements and a review of the property’s fair market value, if obtainable. As the Investment Manager receives this reporting, the Investment Manager reviews the information and inputs the appropriate data into the fair valuation. Although the minimum reporting requirement is generally monthly, many sponsors provide weekly occupancy reports and other qualitative updates more frequently. The Investment Manager intends to monitor and assess the key primary property-level data points on a daily basis, although these major property inputs rarely change daily. The Investment Manager will also closely evaluate that data if the loan is determined to be non-performing (the borrower has not made scheduled payments for 90 days) or the Investment Manager has determined that the collection of interest is less than probable or the collection of any portion of the loan’s principal is doubtful due to the occurrence of a Significant Event.

3. Fair Value Disclosures

The Fund has established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring basis in accordance with ASC Topic 820 — Fair Value Measurements and Disclosures (“ASC Topic 820”). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly. These inputs may include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable for the asset; or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a readily available market price for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirely is determined based on the lowest level input that is significant to the fair value measurement.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

3. Fair Value Disclosures (cont.)

In the case of the Fund’s investments in loans, the Fund typically holds these positions as level 3 fair value instruments. In doing so, the Fund takes into consideration timely payment of interest and maintenance of loan covenants over the course of the holding period. In the event facts and circumstances change, the Fund will determine whether an adjustment to the fair value of the loan should be made. Such adjustment may potentially take into consideration a range of factors, including, but not limited to, the size of the original loan, the rate of interest, value of collateral package, maturity, the nature of the loan, and the nature of the borrower.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2023:

Investments	Fair Value Measurements at the End of the Reporting Period Using			Total
	Level 1	Level 2	Level 3
Security Type
Private Debt	$—	$—	$351,233,323	$351,233,323
Total	$—	$—	$351,233,323	$351,233,323

The following is a roll-forward of the activity in investments in which signifcant unobservable inputs (Level 3) were used in determing fair value on a recurring basis:

	Beginning Balance as of April 24, 2023	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Distributions	Net Realized Gain	Change in net unrealized appreciation	Ending Balance as of June 30, 2023
Private Debt	$284,791,888	$—	$—	$81,581,275	$(15,632,775)	$55,725	$437,210	$351,233,323
	$284,791,888	$—	$—	$81,581,275	$(15,632,775)	$55,725	$437,210	$351,233,323

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of June 30, 2023 is $437,210.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

Type of Level 3 Investment	Fair Value as of June 30, 2023	Valuation Technique	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact on Valuation from an Increase in Input
Private Debt	$351,233,323	Factor Analysis	Credit Score Adjustment	-50 – 50	Increase
			Recovery Analysis	Not applicable	Not applicable

4. Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Management Agreement with the Investment Manager, pursuant to which the Investment Manager will provide investment advisory services to the Fund. For providing these services, the Investment Manager is entitled to a fee consisting of three components: the Management Fee, the Incentive Fee, and the Loan Servicing Fee. The Management Fee is an annual rate equal to 1.45% of the Fund’s average daily calculated NAV, payable monthly in arrears. The Incentive Fee is calculated and payable monthly in arrears in an amount equal to 10% of the Fund’s realized “pre- incentive fee net investment income” for the immediately preceding month. “Pre-incentive fee net investment income” is defined as interest income, dividend income and any other income accrued during the calendar month, minus the Fund’s operating expenses for the month (including the Investment Management Fee, expenses payable to the Administrator, any interest expense and dividends paid on any issued and outstanding preferred shares but excluding the Incentive Fee, any realized gains, realized capital losses or unrealized capital appreciation or depreciation).

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

4. Fees and Transactions with Related Parties and Other Agreements (cont.)

The Loan Servicing Fee is a fee calculated at an annual rate of 0.05%, payable monthly in arrears, based upon the Fund’s net assets as of month-end for providing loan servicing to the Fund. Such services include collecting and applying broker loan payments, reviewing all financial information to ensure it is in accordance with the loan documents, reviewing and approving capital expenditure draws, coordinating pay-off demands, payment of property taxes and insurance, and coordinating collections and litigation in the event of default; and all such other duties or services necessary for the appropriate servicing of loans held by the Fund. For the period ended June 30, 2023, the Fund incurred $623,140, $383,989, and $21,635 for the Management Fee, Incentive Fee, and Loan Servicing Fee, respectively.

Certain Fund officers and members of the Board are also officers of the Investment Manager.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, loan servicing fees, Incentive Fees, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.75% and 2.50% of the average daily net assets of I1 and I2 Class Shares respectively. The Expense Limitation and Reimbursement Agreement will remain in effect until April 24, 2024 and will automatically renew for consecutive one-year terms thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. For the period ended June 30, 2023, the Investment Manager waived $156,413.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. As of June 30, 2023, the Investment Manager may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates and amounts outlined below.

January 31, 2026	June 30, 2026
$335,448	$156,413

On June 1, 2023, the Investment Manager agreed to voluntarily waive 50% percent of the Incentive Fee. The Investment Manager reserves the right to cease the voluntary waiver at any time. For the period ended June 30, 2023, $112,752 of Incentive Fees were voluntarily waived and are not subject to recoupment by the Investment Manager.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended June 30, 2023 are reported on the Statement of Operations.

UMB Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the period ended June 30, 2023, the Fund’s allocated UMBFS fees are reported on the Statement of Operations.

5. Other Agreements

The Fund has adopted a Distribution and Service Plan with respect to I1 Class Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its I1 Class Shares. Under the Distribution and Service Plan, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to I1 Class Shares (the “Distribution and Servicing Fee”) to the Fund’s distributor and/or other qualified recipients. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For the period ended June 30, 2023, $62,069 had been incurred for Class I1 distribution fees.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

6. Capital Share Transactions

Fund shares are continually offered under Rule 415 of the Securities Act of 1933, as amended. As an interval fund, the Fund has adopted a fundamental policy requiring it to make quarterly repurchase offers pursuant to Rule 23c-3 of the 1940 Act. Each quarterly repurchase offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding at NAV. The Fund currently expects the quarterly repurchase offers to be set at 5% of the Fund’s Shares. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

During the period ended June 30, 2023, the Fund did not have a repurchase offer.

7. Investment Transactions

Purchases and sales of investments for the period ended June 30, 2023, were $81,581,275 and $15,632,775, respectively.

8. Commitments and Contingencies

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund expects the risk of loss to be remote.

9. Federal Tax Information

This section discusses certain U.S. federal income tax considerations relating to the ownership of Shares in the Fund. The Fund intends to elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund expects to operate in a manner to qualify as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various and complex REIT qualification tests imposed under the Code on a continuous basis. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies for taxation as a REIT, it generally will be allowed to deduct dividends paid to its Shareholders and, as a result, it generally will not be subject to U.S. federal income tax on that portion of its ordinary income and any net capital gain that it annually distributes to its Shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions (at least 90% of the Fund’s annual REIT taxable income) to its Shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distributions requirements. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

10. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

General Economic and Market Conditions.    The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

10. Risk Factors (cont.)

Limited Liquidity.    Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Real Estate Risk.    Since the business of the Fund consists of real estate lending, the Fund’s performance depends on the ability of its borrowers to repay their loans. In turn, the Fund’s borrowers are subject to local, regional, and national real estate market and economic conditions beyond their control and beyond the control of the Fund. Such risks include, but are not limited to the risks associated with the general economic climate, local real estate conditions (including the availability of excess supply of properties relative to demand), demographic changes, changes in the availability of financing, credit risk arising from the financial condition of tenants, buyers, and sellers of properties, geographic market concentration, competition from other space, vacancy, tenant defaults, construction related risks, condemnation, taxes, government regulations (such as changes in regulations governing land usage, improvements, zoning, and environmental issues), natural and man-made disasters, liability arising out of the presence of certain construction materials, uninsurable losses, and fluctuations in interest rates. The Fund intends to lend to borrowers who own a variety of types of property, including office property, industrial property, retail property, multifamily property and mixed-use property. The foregoing real estate risks may be more prevalent or pronounced in one or more of these property types from time to time.

Real Estate Lending Risk.    Real estate lending is a highly competitive business. The Fund will be competing for business against other lenders, including traditional institutional lenders, other real estate lending funds, individual lenders, and other so-called private lenders. If the Fund fails to source an adequate number of secured real estate loans in the face of such competition, it will be unable to accumulate a substantial enough loan portfolio to support its financial objectives.

Real Estate Related Risk.    The Fund will invest over 25% of its total assets in the real estate industry, The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of asset type, geographic location, sector, industry or securities instrument.

Debt Securities.    Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2023 (Unaudited)

11. Line of Credit Agreements

As of April 24, 2023, Pender Credit Holdings I, LLC, a wholly-owned subsidiary of the Fund, as borrower, entered into an amendment to its Credit and Security Agreement (“Veritex Facility”) with Veritex Community Bank, a Texas state bank, as administrative agent (the “Agent”) and certain lenders from time to time party thereto and the Fund, as guarantor of the Veritex Facility, entered into an Amended, Restated and Reaffirmed Guaranty. Separately, as of the same date, Pender ABL I OW, LLC, a wholly-owned subsidiary of the Fund, as borrower, the Fund, as corporate guarantor and other parties thereto entered into an amendment to the Loan and Security Agreement (“Oakwood Facility” and together with the Veritex Facility, the “Facilities”) with Oakwood Bank, as lender (“Lender”) and the Fund, as guarantor of the Oakwood Facility, entered into an Amended, Restated and Reaffirmed Guaranty. Both Facilities are secured by the assets of the applicable borrower, but not by the assets of the Fund as guarantor. The Veritex Facility provides for borrowings on a committed basis in an aggregate principal amount up to $100,000,000, subject to a borrowing base, which may be increased by agreement of the parties thereto under the terms of the Veritex Facility. The Oakwood Facility provides for borrowings on a committed basis in an initial aggregate principal amount of up to $15,000,000, subject to a borrowing base.

The Oakwood Facility provides for maximum borrowings of $15,000,000. The Fund pays interest on the line of credit at a per annum rate equal to the lesser of (a) the maximum rate permitted by law, or (b) the greater of (i) the prime rate plus 0.50%, or (ii) 3.75%. During the period ended June 30, 2023, the average principal balance, maximum outstanding balance, and average interest rate were approximately $13,140,000, $13,140,000, and 8.41% per annum, respectively. As of June 30, 2023, the principal outstanding balance was $13,140,000 at an interest rate of 8.75% per annum.

The Veritex Facility provides for maximum borrowings of $100,000,000. The Fund pays interest on the line of credit at a per annum rate equal to the lesser of (a)(i) Term SOFR plus an applicable margin of 3.25% per annum or (ii) if applicable, the base rate (as defined below) or (b) the maximum rate permitted by law; provided that in no event shall the interest rate be less than 4.00% per annum. The rate is subject to a 0.25% increase if the Borrower and its affiliates fail to maintain certain deposits with Veritex. The base rate, for any day, is equal to the sum of (A) 3.25% per annum plus (B) the highest of (i) the prime rate in effect on such day (ii) the Federal Funds Effective Rate in effect on such day plus 0.50% and (iii) Term SOFR for a one-month term in effect on such day. During the period ended June 30, 2023, the average principal balance, maximum outstanding balance, and average interest rate were approximately $41,367,647, $90,000,000, and 8.11% per annum, respectively. As of June 30, 2023, the principal outstanding balance was $80,000,000 at an interest rate of 8.41% per annum.

Expenses for the loans are paid by the Fund. During the period ended June 30, 2023, the Fund incurred $909,590 in interest expenses.

12. Subsequent Events

The Fund completed a quarterly repurchase offer on July 21, 2023. 1,165,386 shares of Class I1 and 12,503 shares of Class I2 were repurchased. The shares repurchased were made on a pro-rata basis and represented 5% of the Fund’s outstanding shares on the Repurchase Pricing Date.

Pender Real Estate Credit Fund

Other Information June 30, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-877-773-7703 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Approval of Investment Management Agreement

At the meeting of the Board held on March 8-9, 2023 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Investment Management Agreement between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees considered the materials and other information that had been provided in connection with the Board’s review of the Investment Management Agreement at the Meeting and the Board’s July 11, 2022 meeting. The Independent Trustees also considered at the Meeting additional information regarding the Fund’s proposed loan servicing fee. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following these sessions, the full Board reconvened and, after further discussion, determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, loan servicing, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel were well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also considered the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided by the Investment Manager was satisfactory.

Performance

The Board considered the investment experience of the Investment Manager. The Board reviewed the performance of an existing private fund managed by the Investment Manager, which had a similar investment objective as the Fund. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

Fees and Expenses

The Board reviewed the proposed management fee, incentive fee, loan servicing fee and estimated total expense ratio of the Fund. The Board compared the proposed management fee, loan servicing fee and incentive fee to be paid by the Fund and pro-forma total expense ratio for the Fund with various comparative data, including a report containing data on other comparable funds prepared by an independent third party. In addition, the Board noted that the Investment Manager proposed to contractually limit total operating expenses, excluding incentive fees and loan servicing fees, to certain levels. The Board concluded that the proposed management fee, loan servicing fee and incentive fee to be paid by the Fund and pro-forma total expense ratio for the Fund were reasonable and satisfactory in light of the services proposed to be provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee under the Investment Management Agreement. The Board noted that the Fund’s management fee did not have breakpoints and would not benefit the Fund as assets grew in the Fund. The Board also determined that economies of scale were not present at this time. The Board considered that the Investment Manager proposed to limit certain expenses of the Fund for at least one year and the Board concluded that the management fee was reasonable for the services to be provided.

Profitability of Investment Manager

The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Investment Manager from the Investment Manager’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including reputational benefits. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and, therefore, would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the management fees, loan servicing fees and incentive fees to be paid by the Fund were reasonable in light of the fall-out benefits to the Investment Manager.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.

Pender Real Estate Credit Fund
PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 877-773-7703

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•   Open an account

•   Provide account information

•   Give us your contact information

•   Make a wire transfer

•   Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•   Affiliates from using your information to market to you

•   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager Pender Capital Management, LLC 11766 Wilshire Boulevard, Suite 1460 Los Angeles, CA 90025	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor UMB Distribution Services, LLC 235 West Galena Street Milwaukee, WI 53212
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b)    There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)     The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.
(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a) (3)	Not applicable.
(a) (4)	There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pender Real Estate Credit Fund

/s/ Cory Johnson
By: Cory Johnson
President & Principal Executive Officer
September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Cory Johnson
By: Cory Johnson
President & Principal Executive Officer
September 6, 2023
/s/ Jay Yang
By: Jay Yang
Treasurer & Principal Financial Officer
September 6, 2023